Effect of change in presentation currency - CONSOLIDATED STATEMENT OF CASH FLOWS as previously reported (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 EUR (€)
Cash flows from operating activities
Cash generated from operations | $		$ 1,376			$ 1,523	[1]		$ 1,225	[1]
Interest - paid excluding cumulative PIK interest paid | $		(416)	[2]		(458)	[1]		(412)	[1]
Cumulative PIK interest paid | $	[1]							(205)
Income tax paid | $		(105)			(103)	[1]		(93)	[1]
Net cash from operating activities | $		855			962	[1]		515	[1]
Cash flows from investing activities
Purchase of business net of cash acquired | $	[1]							(3,036)
Purchase of property, plant and equipment | $		(555)			(476)	[1]		(343)	[1]
Purchase of intangible assets | $		(32)			(22)	[1]		(12)	[1]
Proceeds from disposal of property, plant and equipment | $		12			6	[1]		4	[1]
Net cash used in investing activities | $		(575)			(492)	[1]		(3,387)	[1]
Cash flows from financing activities
Proceeds from borrowings | $		114			3,730	[1]		4,469	[1]
Repayment of borrowings | $		(443)			(4,385)	[1]		(2,604)	[1]
Proceeds from borrowings with related party | $	[1]							748
Proceeds from share issuance | $	[1]				326			7
Contribution from parent | $	[1]							485
Repayment of borrowings issued to related party | $	[1]							441
Dividends paid | $		(132)			(165)	[1]		(304)	[1]
Early redemption premium paid | $		(7)			(91)	[1]		(121)	[1]
Deferred debt issue costs paid | $		(5)			(38)	[1]		(68)	[1]
Proceeds from the termination of derivative financial instruments | $		(44)			46	[1]
Net cash (outflow)/inflow from financing activities | $		(521)			(577)	[1]		3,053	[1]
Net (decrease)/increase in cash and cash equivalents | $		(241)			(107)	[1]		181	[1]
Cash and cash equivalents at the beginning of the year | $	[1]	784			813			602
Exchange (losses)/gains on cash and cash equivalents | $		(13)			78	[1]		30	[1]
Cash and cash equivalents at the end of the year | $		$ 530			$ 784	[1]		$ 813	[1]
Previously stated
Cash flows from operating activities
Cash generated from operations | €				€ 1,330			€ 1,109			€ 950
Interest - paid excluding cumulative PIK interest paid | €				(406)			(372)			(323)
Cumulative PIK interest paid | €							(184)
Income tax paid | €				(90)			(84)			(59)
Net cash from operating activities | €				834			469			568
Cash flows from investing activities
Purchase of business net of cash acquired | €							(2,685)
Purchase of property, plant and equipment | €				(422)			(310)			(304)
Purchase of intangible assets | €				(19)			(12)			(8)
Proceeds from disposal of property, plant and equipment | €				5			4			8
Net cash used in investing activities | €				(436)			(3,003)			(304)
Cash flows from financing activities
Proceeds from borrowings | €				3,497			3,950
Repayment of borrowings | €				(4,061)			(2,322)			(198)
Proceeds from borrowings with related party | €							673
Proceeds from share issuance | €				306			6
Contribution from parent | €							431
Repayment of borrowings issued to related party | €							404
Dividends paid | €				(148)			(270)
Early redemption premium paid | €				(85)			(108)			(8)
Deferred debt issue costs paid | €				(35)			(60)			(1)
Proceeds from the termination of derivative financial instruments | €				42						81
Net cash (outflow)/inflow from financing activities | €				(484)			2,704			(126)
Net (decrease)/increase in cash and cash equivalents | €				(86)			170			138
Cash and cash equivalents at the beginning of the year | €				772			553			414
Exchange (losses)/gains on cash and cash equivalents | €				(32)			49			1
Cash and cash equivalents at the end of the year | €				€ 654			€ 772			€ 553

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements
[2]	*Total interest paid for the year ended December 31, 2018 is $416 million (2017: $458 million; 2016: $617 million).